UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

________

FORM N-CSR

________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act File Number 811-22920

The Advisors’ Inner Circle Fund III

(Exact name of registrant as specified in charter)

________

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Address of principal executive offices) (Zip code)

SEI Investments

One Freedom Valley Drive

Oaks, PA 19456

(Name and address of agent for service)

Registrant’s telephone number, including area code: (877) 446-3863

Date of fiscal year end: July 31, 2024

Date of reporting period: July 31, 2024

Item 1.	Reports to Stockholders.

(a)       A copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Act”) (17 CFR § 270.30e-1) is attached hereto.

The Advisors' Inner Circle Fund III/Institutional Shares - THMEX

CCT Thematic Equity Fund

Annual Shareholder Report - July 31, 2024

Fund Overview

This annual shareholder report contains important information about Institutional Shares of the CCT Thematic Equity Fund (the "Fund") for the period from August 1, 2023 to July 31, 2024. You can find additional information about the Fund at https://funddocs.filepoint.com/chevychase/. You can also request this information by contacting us at 888-228-0002.

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CCT Thematic Equity Fund, Institutional Shares	$70	0.65%

How did the Fund perform in the last year?

Our thematic approach and disciplined research process allow us to identify companies exposed to secular tailwinds with positive expected return potential.

The Fund’s largest active exposure was a meaningful underweight to Information Technology which reflects our outlook for large cap technology stocks. Many of these are fantastic franchises with high barriers to entry and enormous cash flows, but valuations are stretched and they face challenging growth expectations. The other largest active exposure was an overweight to Energy which comes through our End of Disinflationary Tailwinds theme.

We believe a new era is emerging. Investments that did best in the ultra-low-interest rate environment – large-cap tech, private equity, parts of real estate – are unlikely to lead. We think it’s prudent to redeploy capital in areas like European equities and global commodities, which have been starved of capital for some time.

For years, investors have shunned commodities, while companies have underinvested in infrastructure. We see compelling opportunities in well-managed companies in the energy ecosystem and in metals and mining that are positioned to participate in an essential capex cycle.

We view the Eurozone as a coiled spring, with potential for impressive growth. European equities are trading at a greater than usual discount to U.S. stocks. Recent data suggest the economic recovery has begun. Declining inflation has led to positive real wage growth, and consumer confidence is rebounding. We expect European consumer spending to rise, bolstering the economy.

While our themes are intended to be multi-year, we adjust positioning to respond to the macroeconomic environment. We increased the weight of Opportunities Abound Abroad. Since launching this theme in 2Q23, it has grown to be the largest. We believe Europe is recovering and underappreciated. We see reasons for optimism, including support for European integration, pushback on regulatory impediments to growth, the energy crisis appears to be over, inflation is lower, and interest rates are falling. We refocused Converging Consumer to Post-Pandemic Consumer. The pandemic ushered in work from home, potentially the biggest change to work arrangements in decades. Working from home has had a profound impact on consumption patterns that we expect will endure. We pared back Age of Heterogenous Computing, which includes AI-related stocks. While AI euphoria shows no signs of abating, it is not clear that there will be sufficient uses for AI to justify the capital expenditures underway. Even if uses emerge, it’s unclear whether AI service providers will be able to maintain pricing and profitability.

Total Return Based on $20,000,000 Investment

	CCT Thematic Equity Fund, Institutional Shares - $31126744	MSCI ACWI Index (Net) (USD) - $30675737
Sep/20	$20000000	$20000000
Jul/21	$27350985	$25936191
Jul/22	$24149173	$23217045
Jul/23	$26649142	$26214413
Jul/24	$31126744	$30675737

Since its inception on September 30, 2020. The line graph represents historical performance of a hypothetical investment of $20,000,000 in the Fund since inception. Returns shown are total returns, which assume the reinvestment of dividends and capital gains. The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund Shares. Past performance is not indicative of future performance.Call 888-228-0002 or visit https://funddocs.filepoint.com/chevychase/ for current month-end performance.

Average Annual Total Returns as of July 31, 2024

Fund/Index Name	1 Year	Annualized Since Inception
CCT Thematic Equity Fund, Institutional Shares	16.80%	12.22%
MSCI ACWI Index (Net) (USD)	17.02%	11.80%

Key Fund Statistics as of July 31, 2024

Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,557	48	$119	31%

What did the Fund invest in?

Country WeightingsFootnote Reference*

United States 55.8%
Japan 7.4%
Switzerland 7.4%
United Kingdom 5.2%
France 4.3%
Spain 3.3%
Canada 3.0%
Belgium 2.0%
Sweden 1.9%
Netherlands 1.7%
Hong Kong 1.6%
Israel 1.4%

Value	Value
Israel	1.4%
Hong Kong	1.6%
Netherlands	1.7%
Sweden	1.9%
Belgium	2.0%
Canada	3.0%
Spain	3.3%
France	4.3%
United Kingdom	5.2%
Switzerland	7.4%
Japan	7.4%
United States	55.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Cognex	3.7%
Regeneron Pharmaceuticals	3.6%
Shell PLC ADR	3.4%
ABB ADR	3.3%
Cadence Design Systems	3.1%
Amazon.com	3.0%
Franco-Nevada	3.0%
Goldman Sachs Group	2.8%
NVIDIA	2.7%
American Electric Power	2.5%

Material Fund Changes

There were no material changes during the reporting period.

Changes in and Disagreements with Accountants

There were no changes in or disagreements with accountants during the reporting period.

Additional Information

For additional information about the Fund; including its prospectus, financial information, holdings, and proxy voting information, visit or call:

  888-228-0002

  https://funddocs.filepoint.com/chevychase/

Householding

Rule 30e-1 of the Investment Company Act of 1940 permits funds to transmit only one copy of a proxy statement, annual report or semi-annual report to shareholders (who need not be related) with the same residential, commercial or electronic address, provided that the shareholders have consented in writing and the reports are addressed either to each shareholder individually or to the shareholders as a group. This process is known as “householding” and is designed to reduce the duplicate copies of materials that shareholders receive and to lower printing and mailing costs for funds.

CCT Thematic Equity Fund

The Advisors' Inner Circle Fund III/Institutional Shares - THMEX

Annual Shareholder Report - July 31, 2024

CCT-AR-TSR-2024-1

(b)       Not applicable.

Item 2.	Code of Ethics.

The Registrant (also referred to as the “Trust”) has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, controller or principal accounting officer, and any person who performs a similar function. There have been no amendments to or waivers granted to this code of ethics during the period covered by this report.

Item 3.	Audit Committee Financial Expert.

(a)(1) The Registrant’s board of trustees has determined that the Registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The Registrant’s audit committee financial experts are Thomas P. Lemke and Jay Nadel, and each of Mr. Lemke and Mr. Nadel is considered to be “independent”, as that term is defined in Form N-CSR Item 3(a)(2).

Item 4.	Principal Accountant Fees and Services.

Fees billed by Cohen & Company, Ltd. (“Cohen”) and Ernst & Young LLP (“E&Y) relate to the KBI Global Investors Aquarius Fund.

Cohen billed the Trust aggregate fees for services rendered to the Trust for fiscal year 2024 and E&Y for fiscal year 2023 as follows:

		FYE July 31, 2024			FYE July 31, 2023
		All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$24,700	None	None	$24,990	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Fees billed by Deloitte & Touche LLP (“D&T”) relate to the CCT Thematic Equity Fund.

D&T billed the Trust aggregate fees for services rendered to the Trust for the last two fiscal years as follows

		2024			2023
		All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre-approved	All other fees and services to service affiliates that did not require pre-approval
(a)	Audit Fees(1)	$26,780	None	None	$27,300	None	None
(b)	Audit-Related Fees	None	None	None	None	None	None
(c)	Tax Fees	None	None	None	None	None	None
(d)	All Other Fees	None	None	None	None	None	None

Notes:

(1)	Audit fees include amounts related to the audit of the Trust’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(e)(1) The Trust’s Audit Committee has adopted and the Board of Trustees has ratified an Audit and Non-Audit Services Pre-Approval Policy (the “Policy”), which sets forth the procedures and the conditions pursuant to which services proposed to be performed by the independent auditor of the Funds may be pre-approved.

The Policy provides that all requests or applications for proposed services to be provided by the independent auditor must be submitted to the Registrant’s Chief Financial Officer (“CFO”) and must include a detailed description of the services proposed to be rendered. The CFO will determine whether such services:

(1) require specific pre-approval; (2) are included within the list of services that have received the general pre-approval of the Audit Committee pursuant to the Policy; or (3) have been previously pre-approved in connection with the independent auditor’s annual engagement letter for the applicable year or otherwise. In any instance where services require pre-approval, the Audit Committee will consider whether such services are consistent with SEC’s rules and whether the provision of such services would impair the auditor’s independence.

Requests or applications to provide services that require specific pre-approval by the Audit Committee will be submitted to the Audit Committee by the CFO. The Audit Committee will be informed by the CFO on a quarterly basis of all services rendered by the independent auditor. The Audit Committee has delegated specific pre-approval authority to either the Audit Committee Chair or financial expert, provided that the estimated fee for any such proposed pre-approved service does not exceed $100,000 and any pre-approval decisions are reported to the Audit Committee at its next regularly-scheduled meeting.

Services that have received the general pre-approval of the Audit Committee are identified and described in the Policy. In addition, the Policy sets forth a maximum fee per engagement with respect to each identified service that has received general pre-approval.

All services to be provided by the independent auditor shall be provided pursuant to a signed written engagement letter with the Registrant, the investment adviser, or applicable control affiliate (except that matters as to which an engagement letter would be impractical because of timing issues or because the matter is small may not be the subject of an engagement letter) that sets forth both the services to be provided by the independent auditor and the total fees to be paid to the independent auditor for those services.

In addition, the Audit Committee has determined to take additional measures on an annual basis to meet the Audit Committee’s responsibility to oversee the work of the independent auditor and to assure the auditor's independence from the Registrant, such as (a) reviewing a formal written statement from the independent auditor delineating all relationships between the independent auditor and the Registrant, and (b) discussing with the independent auditor the independent auditor’s methods and procedures for ensuring independence.

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows for (Cohen) for 2024 and (E&Y) for 2023:

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(e)(2) Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows (D&T):

	2024	2023
Audit-Related Fees	None	None
Tax Fees	None	None
All Other Fees	None	None

(f)       Not applicable.

(g)       The aggregate non-audit fees and services billed by Cohen and E&Y for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal years ended July 31st were for Cohen $0 and E&Y $0 for 2024 and 2023, respectively.

(g)       The aggregate non-audit fees and services billed by D&T for services rendered to the Registrant, and rendered to the Registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant for the last two fiscal-years-ended July 31st were $0 and $0 for 2024 and 2023, respectively.

(h)       During the past fiscal year, all non-audit services provided by the Registrant’s principal accountant to either the Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with the Registrant’s investment adviser that provides ongoing services to the Registrant were pre-approved by the Audit Committee of Registrant’s Board of Trustees.  Included in the Audit Committee’s pre-approval of these non-audit service were the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.

(i)       Not applicable. The Registrant has not retained, for the preparation of the audit report on the financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board (the “PCAOB”) has determined that the PCAOB is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction.

(j)       Not Applicable. The Registrant is not a “foreign issuer,” as defined in 17 CFR 240.3b-4.

Item 5.	Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.	Schedule of Investments.

(a) The Schedule of Investments is included as part of the Financial Statements and Other Information filed under Item 7 of this form.

(b) Not applicable.

Item 7.	Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Financial statements and financial highlights are filed herein.

The Advisors’ Inner Circle Fund III

CCT Thematic Equity Fund

ANNUAL FINANCIALS AND OTHER INFORMATION

JULY 31, 2024

THE ADVISORS’ INNER CIRCLE FUND III	CCT THEMATIC EQUITY FUND JULY 31, 2024

TABLE OF CONTENTS

Financial Statements (N-CSR Item 7)

Schedule of Investments	1
Statement of Assets and Liabilities	5
Statement of Operations	6
Statements of Changes in Net Assets	7
Financial Highlights	8
Notes to Financial Statements	9
Report of Independent Registered Public Accounting Firm	20
Notice to Shareholders	22
Approval of Investment Advisory Agreement (Form N-CSR Item 11)	23

The Fund files its complete schedule of investments for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT within sixty days after the end of the period. The Fund's Form N-PORT is available on the Fund's website at https://funddocs.filepoint.com/chevychase/.

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to fund securities, as well as information relating to how the Fund voted proxies relating to fund securities during the most recent 12-month period ended July 31, will be available (i) without charge, upon request, by calling 1-888-228-0002 and (ii) on the Fund’s website at https://funddocs.filepoint.com/chevychase/.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

SCHEDULE OF INVESTMENTS
COMMON STOCK — 95.0%
	Shares	Value (000)
BELGIUM — 2.0%
REAL ESTATE — 2.0%
VGP	14,125	$1,532

		1,532

CANADA — 3.0%
MATERIALS — 3.0%
Franco-Nevada	17,398	2,244

		2,244

FRANCE — 4.3%
CONSUMER DISCRETIONARY — 2.0%
Accor	20,519	790
LVMH Moet Hennessy Louis Vuitton ADR	5,364	753

		1,543
CONSUMER STAPLES — 2.3%
L'Oreal ADR	19,727	1,708

		3,251

HONG KONG — 1.6%
FINANCIALS — 1.6%
AIA Group	180,497	1,213

		1,213

ISRAEL — 1.4%
INDUSTRIALS — 1.4%
Fiverr International *	41,187	1,075

		1,075

JAPAN — 7.4%
FINANCIALS — 4.1%
Mitsubishi UFJ Financial Group ADR	148,869	1,730
Sumitomo Mitsui Financial Group	19,383	1,412

		3,142
INDUSTRIALS — 2.3%
FANUC	57,873	1,742

UTILITIES — 1.0%
Kansai Electric Power	43,041	739

		5,623

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
NETHERLANDS — 1.7%
INFORMATION TECHNOLOGY — 1.7%
ASML Holding, Cl G	1,385	$1,297

		1,297

SPAIN — 3.3%
CONSUMER DISCRETIONARY — 2.3%
Industria de Diseno Textil	35,167	1,707

FINANCIALS — 1.0%
Banco Santander ADR	154,997	752

		2,459

SWEDEN — 1.9%
INDUSTRIALS — 1.9%
Sandvik	71,420	1,462

		1,462

SWITZERLAND — 7.4%
CONSUMER STAPLES — 1.8%
Nestle ADR	13,532	1,367

HEALTH CARE — 2.3%
Novartis ADR	15,437	1,721

INDUSTRIALS — 3.3%
ABB ADR	44,523	2,470

		5,558

UNITED KINGDOM — 5.2%
ENERGY — 3.4%
Shell PLC ADR	35,266	2,582

FINANCIALS — 1.8%
London Stock Exchange Group	10,774	1,312

		3,894

UNITED STATES — 55.8%
COMMUNICATION SERVICES — 3.8%
Alphabet, Cl C	6,049	1,047
Verizon Communications	44,680	1,810

		2,857
CONSUMER DISCRETIONARY — 3.0%
Amazon.com *	12,287	2,297

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
CONSUMER STAPLES — 2.2%
Costco Wholesale	1,996	$1,641

ENERGY — 3.6%
EOG Resources	7,833	993
Schlumberger	36,444	1,760

		2,753
FINANCIALS — 9.6%
American Express	3,611	914
Berkshire Hathaway, Cl B *	3,606	1,581
Goldman Sachs Group	4,164	2,120
JPMorgan Chase	7,540	1,605
Visa, Cl A	4,100	1,089

		7,309
HEALTH CARE — 11.0%
GRAIL *	2,319	36
Illumina *	14,811	1,816
Intellia Therapeutics *	22,220	582
Natera *	12,258	1,255
Regeneron Pharmaceuticals *	2,486	2,683
Vertex Pharmaceuticals *	3,692	1,830

		8,202
INDUSTRIALS — 1.7%
Kadant	3,717	1,307

INFORMATION TECHNOLOGY — 16.3%
Apple	7,520	1,670
Broadcom	4,250	683
Cadence Design Systems *	8,643	2,313
Cognex	56,017	2,780
Impinj *	11,642	1,854
NVIDIA	17,602	2,060
Snowflake, Cl A *	6,788	885

		12,245
REAL ESTATE — 1.0%
Terreno Realty ‡	11,489	786

UTILITIES — 3.6%
American Electric Power	19,096	1,874
Atmos Energy	6,773	866

		2,740
		42,137

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

SCHEDULE OF INVESTMENTS
	Shares	Value (000)
TOTAL COMMON STOCK
(Cost $54,185)		$71,745
TOTAL INVESTMENTS— 95.0%
(Cost $54,185)		$71,745

Percentages are based on Net Assets of $75,557 (000).
*	Non-income producing security.
‡	Real Estate Investment Trust.

ADR — American Depositary Receipt
Cl — Class
PLC — Public Limited Company

As of July 31, 2024, all of the Fund's investments were considered Level 1, in accordance with the authoritative guidance of fair value measurements and disclosure under U.S. generally accepted accounting principles.

For more information on valuation inputs, see Note 2 — Significant Accounting Policies in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

STATEMENT OF ASSETS AND LIABILITIES (000) (1)

Assets:
Investments, at Value (Cost $54,185)	$71,745
Foreign Currency, at Value (Cost $2)	2
Cash and Cash Equivalents	3,729
Receivable for Capital Shares Sold	74
Reclaim Receivable	57
Dividend and Interest Receivable	33
Other Prepaid Expenses	6
Total Assets	75,646
Liabilities:
Payable for Capital Shares Redeemed	14
Payable for Professional Fees	31
Payable due to Investment Adviser	11
Payable due to Administrator	10
Payable due to Transfer Agent	5
Payable for Printng Fees	5
Chief Compliance Officer Fees Payable	3
Other Accrued Expenses and Other Payables	10
Total Liabilities	89
Net Assets	$75,557
Commitments and Contingencies†
Net Assets Consist of:
Paid-in Capital	$58,584
Total Distributable Earnings	16,973
Net Assets	$75,557
Institutional Shares:
Net Assets	$75,557
Outstanding Shares of Beneficial Interest (unlimited authorization — no par value)	5,187,214
Net Asset Value, Offering and Redemption Price Per Share	$14.57

(1) Amounts shown in (000)s with the exception of Outstanding Shares of Beneficial Interest and Net Asset Value Per Share.

† See Note 5 in the Notes to Financial Statements.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

STATEMENT OF OPERATIONS (000)

Year Ended July 31, 2024
Investment Income:
Dividends	$1,188
Interest	152
Less: Foreign Taxes Withheld	(76)
Total Investment Income	1,264
Expenses:
Investment Advisory Fees	339
Administration Fees	120
Trustees' Fees (Form N-CSR Item 10)	19
Chief Compliance Officer Fees	9
Professional Fees	69
Transfer Agent Fees	27
Registration and Filing Fees	24
Printing Fees	20
Custodian Fees	7
Other Expenses	27
Total Expenses	661
Less:
Waiver of Investment Advisory Fees	(220)
Net Expenses	441
Net Investment Income	823
Net Realized Gain on:
Investments	3,187
Foreign Currency Transactions	9
Net Realized Gain	3,196
Net Change in Unrealized Appreciation (Depreciation) on:
Investments	6,995
Net Change in Unrealized Appreciation (Depreciation)	6,995
Net Realized and Unrealized Gain on Investments and Foreign Currency Transactions	10,191
Net Increase in Net Assets Resulting from Operations	$11,014

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

STATEMENTS OF CHANGES IN NET ASSETS (000)

	Year Ended July 31, 2024	Year Ended July 31, 2023
Operations:
Net Investment Income	$823	$796
Net Realized Gain (Loss)	3,196	(2,510)
Net Change in Unrealized Appreciation (Depreciation)	6,995	7,981
Net Increase in Net Assets Resulting From Operations	11,014	6,267
Distributions:
Institutional Shares	(831)	(766)
Total Distributions	(831)	(766)
Capital Share Transactions:
Institutional Shares
Issued	9,834	11,141
Reinvestment of Distributions	32	5
Redeemed	(7,647)	(15,143)
Net Institutional Shares Transactions	2,219	(3,997)
Net Increase (Decrease) in Net Assets From Capital Share Transactions	2,219	(3,997)
Total Increase in Net Assets	12,402	1,504
Net Assets:
Beginning of Year	63,155	61,651
End of Year	$75,557	$63,155
Shares Transactions:
Institutional Shares
Issued	766	953
Reinvestment of Distributions	2	1
Redeemed	(585)	(1,274)
Total Institutional Shares Transactions	183	(320)
Net Increase (Decrease) in Shares Outstanding From Share Transactions	183	(320)

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

FINANCIAL HIGHLIGHTS

Selected Per Share Data & Ratios

For a Share Outstanding

Throughout the Year/Period

	Year Ended July 31, 2024	Year Ended July 31, 2023	Year Ended July 31, 2022	Period Ended July 31, 2021(1)
Net Asset Value, Beginning of Year/Period	$12.62	$11.58	$13.62	$10.00
Income (Loss) from Investment Operations:
Net Investment Income*	0.16	0.15	0.11	0.07
Net Realized and Unrealized Gain (Loss)	1.95	1.04	(1.65)	3.60
Total from Investment Operations	2.11	1.19	(1.54)	3.67
Dividends and Distributions:
Net Investment Income	(0.16)	(0.15)	(0.10)	(0.05)
Capital Gains	—	—	(0.40)	—
Total Dividends and Distributions	(0.16)	(0.15)	(0.50)	(0.05)
Net Asset Value, End of Year/Period	$14.57	$12.62	$11.58	$13.62
Total Return†	16.80%	10.35%	(11.71)%	36.75%
Ratios and Supplemental Data
Net Assets, End of Year/Period (Thousands)	$75,557	$63,155	$61,651	$54,101
Ratio of Expenses to Average Net Assets	0.65%	0.65%	0.65%	0.65%††
Ratio of Expenses to Average Net Assets (Excluding Waivers and Reimbursements)	0.98%	1.01%	0.94%	1.35%††
Ratio of Net Investment Income to Average Net Assets	1.21%	1.26%	0.83%	0.65%††
Portfolio Turnover Rate‡	31%	33%	22%	21%

Amounts designated as “—” are either not applicable, $0 or have been rounded to $0.
(1)	Commenced operations on September 30, 2020.
*	Per share calculations were performed using average shares for the period.
†

Total return is for the period indicated and has not been annualized. Returns shown do not reflect the deductions of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares

††	Annualized
‡	Portfolio turnover is for the period indicated and has not been annualized.

The accompanying notes are an integral part of the financial statements.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

NOTES TO FINANCIAL STATEMENTS

1. Organization:

The Advisors’ Inner Circle Fund III (the “Trust”) is organized as a Delaware statutory trust under a Declaration of Trust dated December 4, 2013. The Trust is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company with 58 funds. The financial statements herein are those of the CCT Thematic Equity Fund (the “Fund”). The investment objective of the Fund is to seek long-term capital appreciation. The Fund is classified as a diversified investment company. Chevy Chase Trust Company serves as the Fund’s investment adviser (the “Adviser”). The Fund currently offers Institutional Shares. The Fund commenced operations on September 30, 2020. The financial statements of the remaining funds of the Trust are presented separately. The assets of each fund are segregated, and a shareholder’s interest is limited to the fund in which shares are held.

2. Significant Accounting Policies:

The accompanying financial statements have been prepared in conformity with U.S. generally accepted accounting principles (“U.S. GAAP”) and are presented in U.S. dollars which is the functional currency of the Fund. The Fund is an investment company and therefore applies the accounting and reporting guidance issued by the U.S. Financial Accounting Standards Board (“FASB”) in Accounting Standards Codification (“ASC”) Topic 946, Financial Services — Investment Companies. The following are significant accounting policies which are consistently followed in the preparation of the financial statements.

Use of Estimates — The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates and such differences could be material.

Security Valuation — Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on an exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 pm ET if a security’s primary exchange is normally open at that time), or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on the NASDAQ Stock Market (the “NASDAQ”), the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. All investment companies held in the Fund’s portfolio are valued at the published net asset value.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

Securities for which market prices are not “readily available” are valued in accordance with fair value procedures (the "Fair Value Procedures") established by the Adviser and approved by the Trust's Board of Trustees (the “Board”). Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the "valuation designee" to determine the fair value of securities and other instruments for which no readily available market quotations are available. The Fair Value Procedures are implemented through a Fair Value Committee (the “Committee”) of the Adviser.

Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security’s trading has been halted or suspended; the security has been de-listed from a national exchange; the security’s primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been traded for an extended period of time; the security’s primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security’s last trade and the time at which the Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time the Fund calculates its net asset value if an event that could materially affect the value of those securities (a “Significant Event”) has occurred between the time of the security’s last close and the time that the Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector. If the Adviser of the Fund becomes aware of a Significant Event that has occurred with respect to a security or group of securities after the closing of the exchange or market on which the security or securities principally trade, but before the time at which the Fund calculates its net asset value, it may request that a Committee meeting be called.

The Fund uses Intercontinental Exchange Data Pricing & Reference Data, LLC (“ICE”) as a third party fair valuation vendor when the fair value trigger is met. ICE provides a fair value for foreign securities in the Fund based on certain factors and methodologies (involving, generally, tracking valuation correlations between the U.S. market and each non-U.S. security) applied by ICE in the event that there is a movement in the U.S. market that exceeds a specific threshold established by the Committee. The Committee establishes a “confidence interval” which is used to determine the level of correlation between the value of a foreign security and movements in the U.S. market before a particular security is fair valued when the threshold is exceeded. In the event that the threshold established by the Committee is exceeded on a specific day, the Fund values its non-U.S. securities that exceed the applicable “confidence interval” based upon the fair values provided by ICE. In such event, it is not necessary to hold a Committee

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

meeting. In the event that the Adviser believes that the fair values provided by ICE are not reliable, the Adviser contacts SEI Investments Global Fund Services (the “Administrator”) and may request that a meeting of the Committee be held.

If a local market in which the Fund owns securities is closed for one or more days, the Fund shall value all securities held in that corresponding currency based on the fair value prices provided by ICE using the predetermined confidence interval discussed above.

There were no securities in the Fund valued in accordance with fair value procedures as of July 31, 2024.

In accordance with U.S. GAAP, the Fund discloses fair value of its investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

●	Level 1 — Unadjusted quoted prices in active markets for identical, unrestricted assets or liabilities that the Fund has the ability to access at the measurement date;

●

Level 2 — Other significant observable inputs (includes quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board, etc.); and

●	Level 3 — Prices, inputs or exotic modeling techniques which are both significant to the fair value measurement and unobservable (supported by little or no market activity).

Investments are classified within the level of the lowest significant input considered in determining fair value. Investments classified within Level 3 whose fair value measurement considers several inputs may include Level 1 or Level 2 inputs as components of the overall fair value measurement.

For the year ended July 31, 2024, there have been no significant changes to the Fund’s fair valuation methodology.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

Federal Income Taxes — It is the Fund’s intention to qualify as a regulated investment company for Federal income tax purposes by complying with the appropriate provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended. Accordingly, no provisions for Federal income taxes have been made in the financial statements.

The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether it is “more-likely than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current period. The Fund did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities (i.e., from commencement of operations, as applicable), on-going analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended July 31, 2024, the Fund did not have a liability for any unrecognized tax benefits. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended July 31, 2024, the Fund did not incur any interest or penalties.

Withholding taxes on foreign dividends have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. The Fund or their agent files withholding tax reclaims in certain jurisdictions to recover certain amounts previously withheld. The Fund may record a reclaim receivable based on collectability, which includes factors such as the jurisdiction’s applicable laws, payment history and market convention. Professional fees paid to those that provide assistance in receiving the tax reclaims, which generally are contingent upon successful receipt of reclaimed amounts, are recorded in Professional Fees on the Statement of Operations once the amounts are due. The professional fees related to pursuing these tax reclaims are not subject to the Adviser’s expense limitation agreement.

Security Transactions and Investment Income — Security transactions are accounted for on trade date. Costs used in determining realized gains and losses on the sale of investment securities are based on the specific identification method. Dividend income and expense are recorded on the ex-dividend date. Dividend income is recorded net of unrecoverable withholding tax. Interest income is recognized on the accrual basis from settlement date. Certain dividends and expenses from foreign securities will be recorded as soon as the Fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date.

Foreign Currency Translation — The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

foreign currency are translated into U.S. dollars on the date of valuation. The Fund does not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments on the Statement of Operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid.

Investments in Real Estate Investment Trusts (“REITs”) — Dividend income from REITs is recorded based on the income included in distributions received from the REIT investments using published REIT reclassifications, including some management estimates when actual amounts are not available. Distributions received in excess of this estimated amount are recorded as a reduction of the cost of investments or reclassified to capital gains. The actual amounts of income, return of capital, and capital gains are only determined by each REIT after its fiscal year-end, and may differ from the estimated amounts.

Expenses — Most expenses of the Trust can be directly attributed to a particular fund. Expenses which cannot be directly attributed to a particular fund are apportioned among the funds of the Trust based on the number of funds and/or relative net assets.

Cash and Cash Equivalents— Idle cash may be swept into various time deposit accounts and is classified as cash on the Statement of Assets and Liabilities. The Fund maintains cash in bank deposit accounts which, at times may exceed United States federally insured limits. Amounts invested are available on the same business day.

Dividends and Distributions to Shareholders — The Fund distributes substantially all of its net investment income annually. Any net realized capital gains are distributed annually. All distributions are recorded on ex-dividend date.

3. Transactions with Affiliates:

Certain officers of the Trust are also employees of SEI Investments Global Funds Services (the “Administrator”), a wholly owned subsidiary of SEI Investments Company, and/or SEI Investments Distribution Co. (the “Distributor”). Such officers are paid no fees by the Trust, other than the Chief Compliance Officer (“CCO”) as described below, for serving as officers of the Trust.

The services provided by the CCO and his staff are paid for by the Trust as incurred. The services include regulatory oversight of the Trust’s Advisors and service providers as

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

required by SEC regulations. The CCO’s services and fees have been approved by and are reviewed by the Board.

4. Administration, Custodian and Transfer Agent Agreements:

The Fund and the Administrator are parties to an Administration Agreement under which the Administrator provides administration services to the Fund. For these services, the Administrator is paid an asset based fee, which will vary depending on the number of share classes and the average daily net assets of the Fund. For the year ended July 31, 2024, the Fund paid $120,330 for these services.

The Trust and SEI Investments Distribution Co. (the “Distributor”) are parties to a Distribution Agreement. The Distributor receives no fees under the agreement.

Brown Brothers Harriman & Co., acts as custodian (the “Custodian”) for the Fund. The Custodian plays no role in determining the investment policies of the Fund or which securities are to be purchased or sold by the Fund.

Apex Group Ltd. serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

5. Investment Advisory Agreement:

Under the terms of an investment advisory agreement, the Adviser provides investment advisory services to the Fund at a fee calculated at an annual rate of 0.50% of the Fund’s average daily net assets. As of July 31, 2024, the fees for these services were $339,081. The Adviser has contractually agreed to waive fees and/or to reimburse expenses to the extent necessary to keep Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, 12b-1 Fees, Shareholder Servicing Fees, acquired fund fees and expenses, fees paid to third party tax reclaim recovery service providers and non-routine expenses (collectively, “excluded expenses”)) from exceeding 0.65% of the average daily net assets of the Fund’s Institutional Shares until November 30, 2024 (the “Expense Limitation”). The Adviser may recover all or a portion of its fee reductions or expense reimbursements, up to the expense cap in place at the time the expenses were waived, within a three-year period from the year in which it reduced its fee or reimbursed expenses if the Fund’s total annual fund operating expenses are below the Expense Limitation. This agreement may be terminated by the Board for any reason at any time, or by the Adviser, upon ninety (90) days’ prior written notice to the Trust, effective as of the close of business on November 30, 2024. As of July 31, 2024, the fees which were previously waived by the Adviser which may be subject to possible future reimbursement, up to the expense cap in place at the time the expenses were waived to the Adviser were $173,635, $229,804, and $219,595 expiring in 2025, 2026, and 2027, respectively. During the year ended July 31, 2024, the fund did not recoup any previously waived fees.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

6. Investment Transactions:

For the year ended July 31, 2024, the Fund made purchases of $21,070,753 and sales of $19,948,537 in investment securities, excluding in-kind transactions long-term U.S. Government and short-term securities. For the year ended July 31, 2024, there were no purchases or sales of long-term U.S. Government securities.

7. Federal Tax Information:

The amount and character of income and capital gain distributions to be paid, if any, are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. As a result, net investment income (loss) and net realized gain/(loss) on investment transactions for a reporting period may differ significantly from distributions during the year. The book/tax differences may be temporary or permanent.

To the extent these differences are permanent in nature, they are charged or credited to distributable earnings or paid-in capital as appropriate, in the period that the difference arises.

There were no permanent differences charged or credited to paid-in capital.

The tax character of dividends and distributions declared during the fiscal years ended were as follows (000):

	Ordinary Income	Long-Term Capital Gain	Total
2024	$831	$—	$831
2023	766	—	766

As of July 31, 2024, the components of Distributable Earnings on a tax basis were as follows (000):

Undistributed Ordinary Income	$546
Undistributed Long-Term Capital Gain	700
Unrealized Appreciation	15,727
Total Distributable Earnings	$16,973

During the year ended July 31, 2024, the Fund utilized short-term and long-term capital loss carryforwards to offset capital gains in the amount of $1,009 (000).

For Federal income tax purposes, the cost of securities owned at July 31, 2024 and net realized gains or losses on securities sold for the period were different from the amounts reported for financial reporting purposes. These differences were primarily due to wash sales, which cannot be used for Federal income tax purposes in the current period and have been deferred for use in future years.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

The Federal tax cost and aggregate gross unrealized appreciation and depreciation for the investments held (including foreign currency) by the Fund at July 31, 2024, were as follows (000):

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation	Net Unrealized Appreciation
$56,018	$20,997	$(5,270)	$15,727

8. Concentration of Risks:

As with all mutual funds, there is no guarantee that the Fund will achieve its investment objective. You could lose money by investing in the Fund. A Fund share is not a bank deposit and it is not insured or guaranteed by the FDIC or any other government agency. The principal risk factors affecting shareholders’ investments in the Fund are set forth below.

American Depositary Receipts Risk — ADRs are certificates evidencing ownership of shares of a foreign issuer that are issued by depositary banks and generally trade on an established market. ADRs are subject to many of the risks associated with investing directly in foreign securities, including, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. Certain of the depositary receipts in which the Fund invests may be unsponsored depositary receipts. Unsponsored depositary receipts may not provide as much information about the underlying issuer and may not carry the same voting privileges as sponsored depositary receipts. Unsponsored depositary receipts are issued by one or more depositaries in response to market demand, but without a formal agreement with the company that issues the underlying securities.

Common Stock Risk — The prices of common stock may fall over short or extended periods of time. Common stock generally is subordinate to preferred stock and debt upon the liquidation or bankruptcy of the issuing company.

Equity Market Risk — The risk that stock prices will fall over short or extended periods of time, sometimes rapidly and unpredictably. The value of equity securities will fluctuate in response to factors affecting a particular company, as well as broader market and economic conditions. Broad movements in financial markets may adversely affect the price of the Fund’s investments, regardless of how well the companies in which the Fund invests perform. In addition, the impact of any epidemic, pandemic or natural disaster, or widespread fear that such events may occur, could negatively affect the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the markets in general in significant and unforeseen ways. Any such impact could adversely affect the prices and liquidity of the securities and other instruments in which the Fund invests, which in turn could negatively impact the Fund’s performance and cause losses on your investment in the Fund. Moreover, in the event of a company’s bankruptcy, claims of

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

certain creditors, including bondholders, will have priority over claims of common stock holders such as the Fund.

Foreign Currency Risk — As a result of the Fund’s investments in securities denominated in, and/or receiving revenues in, foreign currencies, the Fund will be subject to currency risk. Currency risk is the risk that foreign currencies will decline in value relative to the U.S. dollar, in which case the dollar value of an investment in the Fund would be adversely affected.

Foreign Investment Risk — The risk that non-U.S. securities may be subject to additional risks due to, among other things, political, social and economic developments abroad, currency movements, inflation and different legal, regulatory and tax environments. In addition, periodic U.S. Government restrictions on investments in issuers from certain foreign countries may require the Fund to sell such investments at inopportune times, which could result in losses to the Fund.

Large Capitalization Risk — The risk that larger, more established companies may be unable to respond quickly to new competitive challenges such as changes in technology and consumer tastes. Larger companies also may not be able to attain the high growth rates of successful smaller companies.

Management Risk — The value of the Fund may decline if the Adviser’s judgments about the attractiveness, relative value or potential appreciation of a particular security or strategy prove to be incorrect.

REITs Risk — REITs are trusts that invest primarily in commercial real estate or real estate-related loans. The Fund’s investments in REITs are subject to the risks associated with the direct ownership of real estate. Securities of companies principally engaged in the real estate industry may be subject to the risks associated with the direct ownership of real estate. Risks commonly associated with the direct ownership of real estate include fluctuations in the value of underlying properties, defaults by borrowers or tenants, changes in interest rates and risks related to general or local economic conditions. The Fund's investments are concentrated in issuers conducting business in the real estate industry, and therefore the Fund is subject to risks associated with legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

Some REITs may have limited diversification and may be subject to risks inherent in financing a limited number of properties.

Sector Risk — The risk that from time to time, based on market or economic conditions, the Fund may have significant positions in one or more sectors of the market. To the extent the Fund invests more heavily in particular sectors, its performance will be especially sensitive to developments that significantly affect those sectors. Individual sectors may be more

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

volatile, and may perform differently, than the broader market. The industries that constitute a sector may all react in the same way to economic, political or regulatory events.

Small and Medium Capitalization Companies Risk — The risk that small and medium capitalization companies in which the Fund may invest may be more vulnerable to adverse business or economic events than larger, more established companies. In particular, small and medium capitalization companies may have limited product lines, markets and financial resources and may depend upon a relatively small management group. Therefore, small capitalization and medium capitalization stocks may be more volatile than those of larger companies. Small capitalization and medium capitalization stocks may be traded over-the-counter or listed on an exchange.

Thematic Investing Strategy Risk — The Adviser manages the Fund’s assets pursuant to its proprietary Thematic-focused investment strategy.

The Adviser uses a thematic investing approach to manage the Fund’s assets. Thematic investing involves capitalizing on what the Adviser believes to be powerful trends, disruptive ideas, innovations and economic forces that are secular (i.e., long-term and persisting regardless of macroeconomic cycles) and are reshaping the world (“Themes”). Examples of Themes include:

●

The Advent of Molecular Medicine. The Adviser believes that breakthroughs in the science relating to human genomes, including genomic sequencing technology, clinical knowledge, and data analytics, have the opportunity to deliver novel treatments and diagnostics and change the practice of medicine.

●

Next-Generation Automation. The Adviser believes that new industries such as retail, food service and healthcare are adopting automation technologies, which may lead to improved productivity, shifts in retail supply chains, and growing end markets for industrial equipment and technology components.

The value of the Fund may decline if, among other reasons, Themes beneficial to the Fund do not develop as anticipated or maintain over time, companies selected by the Adviser for inclusion in the Fund’s portfolio as a result of Thematic analysis do not perform as anticipated, the Adviser fails to identify or declines to include in the Fund’s portfolio profitable companies that would have been beneficial to a Theme, or other investment strategies generally outperform Thematic investing based on a variety of factors.

9. Shareholder Concentration:

At July 31, 2024, 95% of the total shares outstanding were held by two record shareholders owning 10% or greater of the aggregate total shares outstanding. The shareholders are comprised of a omnibus accounts that were held on behalf of various individual shareholders.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

Clients and employees of Chevy Chase Trust Company may invest in the Fund on the same terms as other investors. In addition, securities in the Fund may trade at different times than the same securities are traded in Chevy Chase Trust Company accounts outside the Fund for the same investors.

10. Indemnifications:

In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be established; however, based on experience, the risk of loss from such claim is considered remote.

11. Subsequent Events:

The Fund has evaluated the need for additional disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of July 31, 2024.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of CCT Thematic Equity Fund and the Board of Trustees of The Advisors’ Inner Circle Fund III:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statement of assets and liabilities, including the schedule of investments of the CCT Thematic Equity Fund portfolio, one of the funds constituting The Advisors’ Inner Circle Fund III (the “Fund”), as of July 31, 2024, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period ended July 31, 2024 and the period from September 30, 2020 (commencement of operations) through July 31, 2021, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2024, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period ended July 31, 2024 and the period from September 30, 2020 (commencement of operations) through July 31, 2021, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of July 31, 2024, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

Deloitte & Touche LLP

Philadelphia, Pennsylvania

September 23, 2024

We have served as the auditor of one or more of The Advisors’ Inner Circle Fund III investment companies since 2017.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

(Unaudited)

NOTICE TO SHAREHOLDERS

For shareholders who do not have a July 31, 2024 taxable year end, this notice is for informational purposes only. For shareholders with a July 31, 2024 taxable year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended July 31, 2024, the Fund is designating the following items with regard to distributions paid during the year.

Long-Term Capital Gain Distribution	Ordinary Income Distributions	Return of Capital	Total Distributions	Dividends Qualifying for Corporate Dividend Receivable Deduction(1)	Qualifying Dividend Income(2)	U.S. Government Interest (3)	Interest Related Dividends(4)	Qualified Short-Term Capital Gain(5)	Qualifying Business Income(6)
0.00%	100.00%	0.00%	100.00%	24.24%	59.00%	0.00%	8.43%	0.00%	1.34%

 (1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions).

(2) The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of the Funds to designate the maximum amount permitted by law.

(3) “U.S. Government Interest” represents the amount of interest that was derived from U.S. Government obligations and distributed during the fiscal year. This amount is reflected as a percentage of total ordinary income distributions (the total of short term capital gain and net investment income distributions). Generally, interest from direct U.S. Government obligations is exempt from state income tax. However, for shareholders who are residents of California, Connecticut and New York, the statutory threshold requirements were not satisfied to permit exemption of these amounts from state income.

(4) The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempted from U.S. withholding tax when paid to foreign investors.

(5) The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distributions that are exempted from U.S. withholding tax when paid to foreign investors.

(6) The percentage of this column represents that amount of ordinary dividend income that qualifed for 20% Business Income Deduction.

The Information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2024. Complete information will be computed and reported in conjunction with your 2024 Form 1099-DIV.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Pursuant to Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Fund’s advisory agreement (the “Agreement”) must be renewed at least annually after its initial two-year term: (i) by the vote of the Board of Trustees (the “Board” or the “Trustees”) of The Advisors’ Inner Circle Fund III (the “Trust”) or by a vote of a majority of the shareholders of the Fund; and (ii) by the vote of a majority of the Trustees who are not parties to the Agreement or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such renewal.

A Board meeting was held on June 17–18, 2024 to decide whether to renew the Agreement for an additional one-year term. In preparation for the meeting, the Trustees requested that the Adviser furnish information necessary to evaluate the terms of the Agreement. Prior to the meeting, the Independent Trustees of the Fund met to review and discuss the information provided and submitted a request for additional information to the Adviser, and information was provided in response to this request. The Trustees used this information, as well as other information that the Adviser and other service providers of the Fund presented or submitted to the Board at the meeting and other meetings held during the prior year, to help them decide whether to renew the Agreement for an additional year.

Specifically, the Board requested and received written materials from the Adviser and other service providers of the Fund regarding: (i) the nature, extent and quality of the Adviser’s services; (ii) the Adviser’s investment management personnel; (iii) the Adviser’s operations and financial condition; (iv) the Adviser’s brokerage practices (including any soft dollar arrangements) and investment strategies; (v) the Fund’s advisory fee paid to the Adviser and overall fees and operating expenses compared with a peer group of mutual funds; (vi) the level of the Adviser’s profitability from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (vii) the Adviser’s potential economies of scale; (viii) the Adviser’s compliance program, including a description of material compliance matters and material compliance violations; (ix) the Adviser’s policies on and compliance procedures for personal securities transactions; and (x) the Fund’s performance compared with a peer group of mutual funds and the Fund’s benchmark index.

Representatives from the Adviser, along with other Fund service providers, presented additional information and participated in question and answer sessions at the Board meeting to help the Trustees evaluate the Adviser’s services, fee and other aspects of the Agreement. The Independent Trustees received advice from independent counsel and met in executive sessions outside the presence of Fund management and the Adviser.

At the Board meeting, the Trustees, including all of the Independent Trustees, based on their evaluation of the information provided by the Adviser and other service providers of the Fund, renewed the Agreement. In considering the renewal of the Agreement, the Board considered various factors that they determined were relevant, including: (i) the nature, extent and quality of the services provided by the Adviser; (ii) the investment performance

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

of the Fund and the Adviser; (iii) the costs of the services provided and profits realized by the Adviser from its relationship with the Fund, including both direct and indirect benefits accruing to the Adviser and its affiliates; (iv) the extent to which economies of scale are being realized by the Adviser; and (v) whether fee levels reflect such economies of scale for the benefit of Fund investors, as discussed in further detail below.

Nature, Extent and Quality of Services Provided by the Adviser

In considering the nature, extent and quality of the services provided by the Adviser, the Board reviewed the portfolio management services provided by the Adviser to the Fund, including the quality and continuity of the Adviser’s portfolio management personnel, the resources of the Adviser, and the Adviser’s compliance history and compliance program. The Trustees reviewed the terms of the Agreement. The Trustees also reviewed the Adviser’s investment and risk management approaches for the Fund. The most recent investment adviser registration form (“Form ADV”) for the Adviser was available to the Board, as was the response of the Adviser to a detailed series of questions which included, among other things, information about the investment advisory services provided by the Adviser to the Fund.

The Trustees also considered other services provided to the Fund by the Adviser such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities laws and regulations. Based on the factors above, as well as those discussed below, the Board concluded, within the context of its full deliberations, that the nature, extent and quality of the services provided to the Fund by the Adviser were sufficient to support renewal of the Agreement.

Investment Performance of the Fund and the Adviser

The Board was provided with regular reports regarding the Fund’s performance over various time periods. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s performance to its benchmark index and a peer group of mutual funds as classified by Lipper, an independent provider of investment company data, over various periods of time. Representatives from the Adviser provided information regarding and led discussions of factors impacting the performance of the Fund, outlining current market conditions and explaining their expectations and strategies for the future. The Trustees determined that the Fund’s performance was satisfactory, or, where the Fund’s performance was materially below its benchmark and/or peer group, the Trustees were satisfied by the reasons for the underperformance and/or the steps taken by the Adviser in an effort to improve the performance of the Fund. Based on this information, the Board concluded, within the context of its full deliberations, that the investment results that the Adviser had been able to achieve for the Fund were sufficient to support renewal of the Agreement.

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Costs of Advisory Services, Profitability and Economies of Scale

In considering the advisory fee payable by the Fund to the Adviser, the Trustees reviewed, among other things, a report of the advisory fee paid to the Adviser. The Trustees also reviewed reports prepared by the Fund’s administrator comparing the Fund’s net and gross expense ratios and advisory fee to those paid by a peer group of mutual funds as classified by Lipper. The Trustees reviewed the management fees charged by the Adviser to other clients with comparable mandates. The Trustees considered any differences in management fees and took into account the respective demands, resources and complexity associated with the Fund and other client accounts as well as the extensive regulatory, compliance and tax regimes to which the Fund is subject. The Board concluded, within the context of its full deliberations, that the advisory fee was reasonable in light of the nature and quality of the services rendered by the Adviser.

The Trustees reviewed the costs of services provided by and the profits realized by the Adviser from its relationship with the Fund, including both direct benefits and indirect benefits, such as research and brokerage services received under soft dollar arrangements, accruing to the Adviser and its affiliates. The Trustees considered how the Adviser’s profitability was affected by factors such as its organizational structure and method for allocating expenses. The Trustees concluded that the profit margins of the Adviser with respect to the management of the Fund were not unreasonable. The Board also considered the Adviser’s commitment to managing the Fund and its willingness to continue its expense limitation and fee waiver arrangement with the Fund.

The Trustees considered the Adviser’s views relating to economies of scale in connection with the Fund as Fund assets grow and the extent to which the benefits of any such economies of scale are shared with the Fund and Fund shareholders. The Board considered the existence of any economies of scale and whether those were passed along to the Fund’s shareholders through a graduated advisory fee schedule or other means, including fee waivers. The Trustees recognized that economies of scale are difficult to identify and quantify and are rarely identifiable on a fund-by-fund basis. Based on this evaluation, the Board concluded that the advisory fee was reasonable in light of the information that was provided to the Trustees by the Adviser with respect to economies of scale.

Renewal of the Agreement

Based on the Board’s deliberations and its evaluation of the information described above and other factors and information it believed relevant in the exercise of its reasonable business judgment, the Board, including all of the Independent Trustees, with the assistance of Fund counsel and Independent Trustees’ counsel, unanimously concluded that the terms of the

THE ADVISORS’ INNER CIRCLE FUND III

CCT THEMATIC EQUITY FUND

JULY 31, 2024

(Unaudited)

APPROVAL OF INVESTMENT ADVISORY AGREEMENT

Agreement, including the fees payable thereunder, were fair and reasonable and agreed to renew the Agreement for another year. In its deliberations, the Board did not identify any absence of information as material to its decision, or any particular factor (or conclusion with respect thereto) or single piece of information that was all-important, controlling or determinative of its decision, but considered all of the factors together, and each Trustee may have attributed different weights to the various factors (and conclusions with respect thereto) and information.

[This page is intentionally left blank.]

[This page is intentionally left blank.]

[This page is intentionally left blank.]

CCT Thematic Equity Fund

P.O. Box 588

Portland, ME 04112

1-888-288-0002

Investment Adviser:

Chevy Chase Trust Company

7501 Wisconsin Avenue, 1500W,

Bethesda, MD 20814

Administrator:

SEI Investments Global Funds Services

One Freedom Valley Drive

Oaks, PA 19456

Distributor:

SEI Investments Distribution Co.

One Freedom Valley Drive

Oaks, PA 19456

Legal Counsel:

Morgan, Lewis & Bockius LLP

2222 Market Street

Philadelphia, PA 19103

Independent Registered Public Accounting Firm:

Deloitte & Touche LLP

1700 Market Street

Philadelphia, PA 19103

This information must be preceded or accompanied by a current prospectus for the Fund described.

CCT-AR-001-0400

Item 8.	Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

The disclosure regarding the Changes in and Disagreements with Accountants for Open-End Management Investment Companies is included as part of the financial statements included above in item 7, if any.

Item 9.	Proxy Disclosures for Open-End Management Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10.	Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The remuneration paid by the company during the period covered by the report to the Trustees on the company’s Board of Trustees is disclosed as part of the financial statements included above in Item 7.

Item 11.	Statement Regarding Basis for Approval of Investment Advisory Contract.

The disclosure regarding the Approval of Advisory Agreement, if applicable, is included as part of the financial statements included above in Item 7.

Item 12.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 13.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 14.	Purchases of Equity Securities by Closed-End Management Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 15.	Submission of Matters to a Vote of Security Holders.

There have been no changes to the procedures by which shareholders may recommend nominees to the Registrant’s Board of Trustees during the period covered by this report.

Item 16.	Controls and Procedures.

(a)       The Registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant's disclosure controls and procedures, as defined in Rule 30a-3(c) under the Act (17 CFR § 270.30a-3(c)), as of a date within 90 days of the filing date of the report, are effective based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR § 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Act (17 CFR § 240.13a-15(b) or § 240.15d-15(b)).

(b)       There has been no change in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR § 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 18.	Recovery of Erroneously Awarded Compensation.

(a)       Not applicable.

(b)       Not applicable.

Item 19.	Exhibits.

(a)(1) Code of Ethics attached hereto.

(a)(2) Not applicable.

(a)(3) A separate certification for the principal executive officer and the principal financial officer of the Registrant, as required by Rule 30a-2(a) under the Act (17 CFR § 270.30a-2(a)), are filed herewith.

(a)(4) Change in Registrant's Independent Public Accountant attached hereto.

(a)(4)(ii) Letter from former accountant pursuant to Item 304(a) under Regulation S-K is attached hereto.

(b) Officer certifications, as required by Rule 30a-2(b) under the Act (17 CFR § 270.30a-2(b)), also accompany this filing as an exhibits.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund III

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	October 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael Beattie
Michael Beattie
Principal Executive Officer

Date:	October 7, 2024

By (Signature and Title)	/s/ Andrew Metzger
Andrew Metzger
Principal Financial Officer

Date:	October 7, 2024